Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2023
Financial Assets at Amortized Cost [Abstract]
Financial Assets at Amortized Cost
11.	Financial Assets at Amortized Cost
Financial assets at amortized cost as of December 31, 2022 and 2023 are as follows:

		2022
		Financial assets at amortized cost	Book value

		In millions of won
Government bonds	￦	1,920	1,920
Others		25,078	25,078

	￦	26,998	26,998

Current	￦	16,762	16,762
Non-current		10,236	10,236

		2023
		Financial assets at amortized cost	Book value

		In millions of won
Government bonds	￦	1,528	1,528
Others		37,315	37,315

	￦	38,843	38,843

Current	￦	28,905	28,905
Non-current		9,938	9,938